Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements

Note 10 — Fair Value Measurements

The Company measures its cash equivalents, Special Bridge Warrants and Conversion Warrants at fair value. Cash equivalents are classified within Level 1 because they are valued using quoted active market prices. The Special Bridge Warrants and Conversion Warrants are classified within Level 3 because they are valued using the Black-Scholes-Merton and the Monte-Carlo models (as these warrants include a down-round protection clause, see Note 11) which utilize significant inputs that are unobservable in the market such as the expected stock price volatility, dividend yield, probability and timing of the down-round being triggered and the remaining period of time the warrants will be outstanding before they expire.

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2011 and 2010:

		Fair value measurement at reporting date using
Description	December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	U.S.$ thousands
Liabilities
Derivative liabilities on account of warrants	2,172	—	—	2,172
Total liabilities	2,172	—	—	2,172

		Fair value measurement at reporting date using
Description	December 31, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	U.S.$ thousands
Assets
Cash equivalents	4,542	4,542	—	—
Total assets	4,542	4,542	—	—
Liabilities
Derivative liability on account of warrants	1,770	—	—	1,770
Total liabilities	1,770	—	—	1,770

In addition to the above, the Company’s financial instruments at December 31, 2011 and 2010, consisted of cash, accounts receivable, long-term deposits, accrued expenses, and the venture loan (December 31, 2010, only). The carrying amounts of all the aforementioned financial instruments approximate fair value, except for the fair value of the venture loan, for the year ended December 31, 2010, for which the carrying amount of the venture loan was $3,173 thousand and the fair value was estimated at $3,317 thousand.

The following table summarizes the changes in the Company’s liabilities measured at fair value using significant unobservable inputs (Level 3) during the year ended December 31, 2011:

	Level 3
	Special Bridge Warrants	Conversion Warrants	Total
	U.S.$ thousands
Original allocated amount	1,070	—	1,070
Additional allocated amount (upon IPO)	88	1,564	1,652
Fair value adjustment included in statement of operations	(382)	(570)	(952)
Balance at December 31, 2010	776	994	1,770
Fair value adjustment included in statement of operations	511	(109)	402
Balance at December 31, 2011	1,287	885	2,172